Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill And Other Intangible Assets
Goodwill And Other Intangible Assets

NOTE 7. GOODWILL AND OTHER INTANGIBLE ASSETS

As part of our organizational realignment discussed in Note 4, the goodwill from the previous Wireless segment was allocated to the Business Solutions and Consumer Mobility segments and the goodwill from the previous Wireline segment was allocated to the Business Solutions and Entertainment Group segments. The allocations were based on the relative fair value of the portions of the previous Wireless and Wireline segments which were moved into the new Business Solutions, Entertainment Group and Consumer Mobility segments.

	Wireless	Wireline	Business Solutions	Entertainment Group	Consumer Mobility	International	Total
Balance as of December 31, 2013	$36,106	$33,167	$-	$-	$-	$-	$69,273
Goodwill acquired	367	-	-	-	-	-	367
Other	(4)	56	-	-	-	-	52
Balance as of December 31, 2014	36,469	33,223	-	-	-	-	69,692
Goodwill acquired	6	-	-	30,839	-	4,672	35,517
Foreign currency translation adjustments	-	-	-	-	-	(638)	(638)
Allocation of goodwill	(36,471)	(33,226)	45,351	7,834	16,512	-	-
Other	(4)	3	-	-	-	(2)	(3)
Balance as of December 31, 2015	$-	$-	$45,351	$38,673	$16,512	$4,032	$104,568

The majority of our goodwill acquired during 2015 related to our acquisitions of DIRECTV, Nextel Mexico and GSF Telecom. The allocation of goodwill represents goodwill previously assigned to our Wireless and Wireline segments. Other changes to our goodwill in 2015 include foreign currency translation adjustments and the final valuation of Leap. The majority of our goodwill acquired during 2014 related to our acquisition of Leap. Other changes to our goodwill during 2014 include adjustments to the amount of goodwill moved to held for sale in 2013 related to the sale of our Connecticut wireline operations. (See Note 5)

Our other intangible assets are summarized as follows:

	December 31, 2015			December 31, 2014
Other Intangible Assets	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships:
Wireless acquisitions	$1,055	$-	$679	$1,082	$-	$550
BellSouth Corporation	4,450	-	4,347	5,825	-	5,559
DIRECTV	19,505	(294)	1,807	-	-	-
AT&T Corp.	33	-	23	56	-	42
Mexican wireless	485	(60)	110	-	-	-
Subtotal	25,528	(354)	6,966	6,963	-	6,151
Trade name	2,905	-	424	-	-	-
Other	686	-	195	275	-	189
Total	$29,119	$(354)	$7,585	$7,238	$-	$6,340

Indefinite-lived intangible assets not subject to amortization:
Licenses
Wireless licenses	$81,147	$60,824
Orbital slots	11,946	-
Trade names	6,437	5,241
Total	$99,530	$66,065

Wireless license additions in 2015 were primarily related to FCC Auction 97, with the remainder originating from our Mexico business acquisitions and various spectrum license purchases. The increase in orbital slots and trade names was primarily due to the DIRECTV acquisition. (See Note 5)

We review indefinite-lived intangible assets for impairment annually (see Note 1). Licenses include wireless licenses that provide us with the exclusive right to utilize certain radio frequency spectrum to provide wireless communications services, similar licenses in Mexico and orbital slots representing the space in which we operate the broadcast satellites that support our digital video entertainment service offerings.

Amortized intangible assets are definite-life assets, and as such, we record amortization expense based on a method that most appropriately reflects our expected cash flows from these assets, over a weighted-average of 8.6 years (9.2 years for customer lists and relationships and 4.2 years for amortizing trade names and other). Amortization expense for definite-life intangible assets was $2,728 for the year ended December 31, 2015, $500 for the year ended December 31, 2014 and $672 for the year ended December 31, 2013. Amortization expense is estimated to be $5,207 in 2016, $4,623 in 2017, $3,580 in 2018, $2,521 in 2019, and $2,041 in 2020.

In 2015, we wrote off approximately $1,483 of fully amortized intangible assets (primarily customer lists). In 2014, we wrote off approximately $2,850 of fully amortized intangible assets (primarily customer lists). We review other amortizing intangible assets for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable over the remaining life of the asset or asset group.